Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
ZEGA Buy and Hedge ETF
Shareholder Report [Line Items]
Fund Name	ZEGA Buy and Hedge ETF
Class Name	ZEGA Buy and Hedge ETF
Trading Symbol	ZHDG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ZEGA Buy and Hedge ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.zegaetfs.com/zhdg-zega-buy-hedge-etf/. You can also request this information by contacting us at (833) 415-4006 or by writing the Fund at ZEGA Buy and Hedge ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 415-4006
Additional Information Website	www.zegaetfs.com/zhdg-zega-buy-hedge-etf/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ZEGA Buy and Hedge ETF	$105	0.95%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the fiscal year ended April 30, 2026, the Fund gained 20.15% which outperformed the Bloomberg U.S. Aggregate Bond Index's return of 4.06%. The Fund underperformed the S&P 500® Total Return Index, which returned 31.05% during the fiscal year.

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to provide exposure to the U.S. large capitalization equity market, while mitigating overall market downside risk in the event of a major market decline.

What Factors Influenced Performance?

1.     Macroeconomic Environment: During the fiscal year, markets were supported by continued economic expansion and a resilient labor market, while investors navigated persistent inflation, elevated interest rates, and geopolitical uncertainty. This environment favored risk-managed equity exposure, allowing the Fund to participate in equity market gains while maintaining downside protection.

2.    Portfolio Composition: As of April 30, 2026, the Fund’s holdings included a significant allocation to a State Street SPDR S&P 500 ETF call option which comprised over 100% of the portfolio’s weight due to leverage.  The Fund also utilizes SPY put options as a hedge against broad market declines. These put positions are actively managed and rolled higher in strike price during periods of market appreciation, with the objective of limiting drawdowns to no more than 10% over any rolling 12-month period. Additionally, the Fund held various U.S. Treasury securities and cash equivalents, which provided income and helped manage risk.

3.    Risk-Adjusted Metrics: The Fund’s Sharpe ratio as of April 30, 2026, was 1.48, indicating a favorable return relative to its risk.  Other metrics, such as the Sortino ratio of 1.47 and Omega ratio of 1.28, further suggest that the Fund managed to achieve returns with controlled downside risk.

In summary, the Fund’s performance during the fiscal year was shaped by strategic options positioning, macroeconomic factors, and a diversified portfolio aimed at balancing growth and risk mitigation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended April 30, 2026	1 Year	Inception (7/6/2021)
ZEGA Buy and Hedge ETF	20.15%	5.20%
Bloomberg U.S. Aggregate Bond Index	4.06%	-0.13%
S&P 500® Total Return Index	31.05%	12.71%

Performance Inception Date	Jul. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.zegaetfs.com/zhdg-zega-buy-hedge-etf/ for more recent performance information.
Net Assets	$ 34,183,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 295,240
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$34,183
Number of Holdings	9
Total Advisory Fee Paid	$295,240
Portfolio Turnover Rate	106%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2026) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Holdings	(% of total net assets)
State Street SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $220.01	71.9
U.S. Treasury Bill, 7/9/2026, 3.63%	8.5
U.S. Treasury Bill, 9/3/2026, 3.64%	6.4
U.S. Treasury Bill, 8/6/2026, 3.63%	5.5
U.S. Treasury Bill, 6/11/2026, 3.57%	3.9
State Street SPDR S&P 500 ETF Trust, Expiration: 6/30/2026; Exercise Price: $640.00	0.4
State Street SPDR S&P 500 ETF Trust, Expiration: 9/18/2026; Exercise Price: $615.00	0.2

Material Fund Change [Text Block]

How has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.